Income Taxes - Summary of the Reconciliation of Company's Gross Uncertain Tax Positions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning balance		$ 431	$ 1,878
Decrease related to positions taken in prior years
Expiration of statute of limitations	0	(441)	(1,395)
Foreign exchange revaluation		10	(52)
Unrecognized tax benefits, ending balance			$ 431